FINANCIAL TRUSTS (Tables)	12 Months Ended
Dec. 31, 2022
Fideicomiso de Administracin Interconexin Financial Trust
Disclosure of financial trust [line items]
Summary of Financial Trust

Financial trust	Indenture executed on	Due of principal obligation	Original principal amount	Principal balance	Beneficiaries	Settlers
Fideicomiso de Administración Interconexión 500 KV ET Nueva San Juan - ET Rodeo Iglesia	09/12/2018	The Term of this Trust Fund Contract will be in force over 24 months from 09/12/2018, or until the expiration of liabilities through Disbursements (Termination Date”). 30 days (thirty days) after the maturity of this Trust Agreement without the parties’ having agreed upon an Extension Commission, the Trustor of the trust account shall receive USD 6,000 (six thousand US Dollars) at the exchange rate in force in Banco Supervielle as a fine.	-	-

Those initially mentioned (DISERVEL S.R.L., INGENIAS S.R.L, GEOTECNIA (INV. CALVENTE), NEWEN INGENIERIA S.A., INGICIAP S.A., MERCADOS ENERGETICOS, DISERVEL S.R.L.) and providers of works, goods and services included in the Project to be assigned by the Trustee with prior consent of the Trustor

Interconexion Electrica Rodeo S.A.

Micro Lending Financial Trust
Disclosure of financial trust [line items]
Summary of Financial Trust

		Securitized	Issued Securities
Financial Trust	Set-up on	Amount	Type	Amount	Type	Amount	Type	Amount
III	06/08/2011	$39,779	VDF TV A	VN$31,823	VDF B	VN $6,364	CP	VN $1,592
			Vto: 03/12/13		Vto: 11/12/13		Vto: 10/12/16
IV	09/01/2011	$40,652	VDF TV A	VN$32,522	VDF B	VN $6,504	CP	VN $1,626
			Vto: 06/20/13		Vto: 10/20/13		Vto: 06/29/17